OTHER EQUITY AND RESERVES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement1 [Line Items]
Treasury shares	$ (11,870)	$ (387)
Share compensation reserve	4,777	3,954	$ 4,520
Hedging reserve	5,457	458
Translation reserve	(9,783)	(8,749)
Merger reserve	(12,649)	(18,354)
Other reserves	$ (24,068)	$ (23,078)